                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS | MAY 31, 2008 (UNAUDITED)

  PAR
  AMOUNT
  (000)     DESCRIPTION                                 COUPON       MATURITY                 VALUE
--------------------------------------------------------------------------------------------------------
            CORPORATE BONDS   94.0%
            BROADCASTING   0.8%
   $  2,880 LIN Television Corp. ....................   6.500%       05/15/13               $   2,746,800
      2,065 Univision Communications,
               Inc. (a)(b) ..........................   9.750        03/15/15                   1,569,400
                                                                                            -------------
                                                                                                4,316,200
                                                                                            -------------
            CABLE 4.4%
      6,005 Cablevision Systems Corp., Ser
               B (c) ................................   7.132        04/01/09                   6,065,050
      1,839 CCH I LLC ...............................  11.000        10/01/15                   1,572,345
      1,355 CCH II LLC ..............................  10.250        09/15/10                   1,355,000
      1,220 CSC Holdings, Inc. (b)(d)................   8.500        06/15/15                   1,226,100
        390 DirecTV Holdings LLC ....................   6.375        06/15/15                     371,963
      3,555 DirecTV Holdings LLC (b).................   7.625        05/15/16                   3,559,444
      5,320 Echostar DBS Corp. ......................   6.375        10/01/11                   5,266,800
        550 Echostar DBS Corp. ......................   6.625        10/01/14                     519,750
        655 NTL Cable, PLC (United
               Kingdom)  ............................   8.750        04/15/14                     646,812
        360 NTL Cable, PLC (United
               Kingdom)  ............................   9.125        08/15/16                     354,600
        898 PanAmSat Corp. ..........................   9.000        08/15/14                     910,348
                                                                                            -------------
                                                                                               21,848,212
                                                                                            -------------
            CHEMICALS 4.8%
      4,295 Berry Plastics Holding Corp. ............   8.875        09/15/14                   3,951,400
      2,235 Berry Plastics Holding Corp. ............  10.250        03/01/16                   1,799,175
      1,715 Innophos Holdings, Inc. (b)..............   9.500        04/15/12                   1,663,550
      2,700 Innophos, Inc. ..........................   8.875        08/15/14                   2,767,500
      2,585 Koppers Holdings, Inc. (e)............... 0/9.875        11/15/14                   2,391,125
      1,730 Koppers, Inc. ...........................   9.875        10/15/13                   1,842,450
      1,795 Nalco Co. ...............................   7.750        11/15/11                   1,839,875
EUR   1,390 Rockwood Specialties Group, Inc..........   7.625        11/15/14                   2,097,617
      3,185 Terra Capital, Inc. .....................   7.000        02/01/17                   3,181,019
      2,940 Westlake Chemical Corp. .................   6.625        01/15/16                   2,543,100
                                                                                            -------------
                                                                                               24,076,811
                                                                                            -------------
            CONSUMER PRODUCTS   1.1%
      3,740 Jarden Corp. ............................   7.500        05/01/17                   3,356,650

      2,460 Oxford Industries, Inc. ..................  8.875        06/01/11                   2,398,500
                                                                                            -------------
                                                                                                5,755,150
                                                                                            -------------
            DIVERSIFIED MEDIA   4.2%
      5,612 CanWest Media, Inc. (Canada) .............  8.000        09/15/12                   5,176,930
      3,587 Dex Media West/Finance Corp.,
               LLC, Ser B  ...........................  9.875        08/15/13                   3,465,939
      9,115 Idearc, Inc. .............................  8.000        11/15/16                   6,562,800
      2,250 Interpublic Group of Cos., Inc............  6.250        11/15/14                   2,036,250
      4,020 Valassis Communications, Inc. ............  8.250        03/01/15                   3,778,800
                                                                                            -------------
                                                                                               21,020,719
                                                                                            -------------
            ENERGY 8.5%
      4,700 Chaparral Energy, Inc. ...................  8.500         12/01/15                  4,183,000
        705 Chaparral Energy, Inc. ...................  8.875         02/01/17                    629,213
      2,325 Chesapeake Energy Corp. ..................  6.375         06/15/15                  2,237,812
      2,965 Chesapeake Energy Corp. ..................  7.500         09/15/13                  3,031,712
        960 Cimarex Energy Co. .......................  7.125         05/01/17                    960,000
      2,220 Compagnie Generale de
               Geophysique SA (France)  ..............  7.500         05/15/15                  2,258,850
      2,800 Helix Energy Solutions Group,
               Inc. (b) ..............................  9.500         01/15/16                  2,926,000
      6,270 Hilcorp Energy/Finance Corp. (b)..........  7.750         11/01/15                  6,160,275
      4,785 Kinder Morgan Finance Co.
               (Canada)  .............................  5.700         01/05/16                  4,456,031
      5,555 Massey Energy Co. ........................  6.875         12/15/13                  5,499,450
        690 Newfield Exploration Co. .................  7.125         05/15/18                    683,963
      2,635 OPTI Canada, Inc. (Canada) ...............  8.250         12/15/14                  2,727,225
      3,450 Pacific Energy Partners, LP ..............  7.125         06/15/14                  3,471,697
        750 Plains Exploration & Production
               Co.  ..................................  7.625         06/01/18                    757,500
      2,820 SandRidge Energy, Inc. (Senior
               Unsecured Term Loan) (b) ..............  8.625         04/01/15                  2,911,650
                                                                                            -------------
                                                                                               42,894,378
                                                                                            -------------
            FINANCIAL 4.3%
      8,755 Capmark Financial Group, Inc. ............  5.875         05/10/12                  7,057,432
        350 Capmark Financial Group, Inc. ............  6.300         05/10/17                    257,215
      6,845 GMAC LLC .................................  6.750         12/01/14                  5,306,018
        665 Prologis .................................  6.625         05/15/18                    660,271
      1,740 Residential Capital LLC ..................  8.125         11/21/08                  1,609,500
      7,535 Residential Capital LLC ..................  8.500         04/17/13                  3,805,175
        100 Two-Rock Pass Through Trust
               (Bermuda) (b)(c) ......................  3.655         02/11/49                     17,500
      1,031 UCAR Finance, Inc. ....................... 10.250         02/15/12                  1,077,395
      2,200 Washington Mutual Preferred
               Funding (b)(f) ........................  9.750         10/29/49                  1,960,908
                                                                                            -------------
                                                                                               21,751,414
                                                                                            -------------

            FOOD & DRUG   3.1%
      1,275 Axcan Intermediate Holdings,
               Inc. (b) .............................. 12.750         03/01/16                  1,294,125
      2,962 Kroger Co. (b)............................  8.500         07/15/17                  3,285,968
      4,280 Rite Aid Corp. ...........................  8.125         05/01/10                  4,290,700
      3,730 Rite Aid Corp. ...........................  8.625         03/01/15                  2,928,050
      2,345 SUPERVALU, Inc. ..........................  7.500         05/15/12                  2,428,646
      1,305 SUPERVALU, Inc. ..........................  7.500         11/15/14                  1,350,675
                                                                                            -------------
                                                                                               15,578,164
                                                                                            -------------
            FOOD & TOBACCO   3.3%
      2,320 Constellation Brands, Inc. ...............  7.250         05/15/17                  2,302,600
      3,000 Michael Foods, Inc. ......................  8.000         11/15/13                  2,985,000
      5,520 Pilgrim's Pride Corp. ....................  7.625         05/01/15                  5,106,000
      4,565 Smithfield Foods, Inc. ...................  7.000         08/01/11                  4,496,525
        450 Smithfield Foods, Inc., Ser B ............  7.750         05/15/13                    446,625
      1,080 Smithfield Foods, Inc., Ser B ............  8.000         10/15/09                  1,104,300
                                                                                            -------------
                                                                                               16,441,050
                                                                                            -------------
            FOREST PRODUCTS   4.8%
      1,490 Crown Americas LLC .......................  7.625         11/15/13                  1,542,150
EUR   1,975 Crown European Holdings SA
             (France)  ...............................  6.250         09/01/11                  2,965,064
      3,610 Georgia-Pacific Corp. (b).................  7.125         01/15/17                  3,582,925
      1,345 Graham Packaging Co., Inc. ...............  8.500         10/15/12                  1,311,375
      3,965 Graham Packaging Co., Inc. ...............  9.875         10/15/14                  3,707,275
      4,870 Graphic Packaging International,
               Inc.  .................................  9.500         08/15/13                  4,930,875
      5,170 Owens-Illinois, Inc. .....................  7.500         05/15/10                  5,299,250

      1,085 P.H. Glatfelter  .........................  7.125         05/01/16                  1,070,081
                                                                                            -------------
                                                                                               24,408,995
                                                                                            -------------
            GAMING & LEISURE   7.2%
      9,030 Harrah's Operating Co., Inc. .............  5.375         12/15/13                  5,914,650
      4,220 Host Marriott LP .........................  6.375         03/15/15                  4,030,100
      2,685 Host Marriott LP, Ser J ..................  7.125         11/01/13                  2,671,575
      8,640 Isle of Capri Casinos, Inc. ..............  7.000         03/01/14                  6,631,200
      6,275 Las Vegas Sands Corp. ....................  6.375         02/15/15                  5,678,875
      5,705 MGM Mirage, Inc. .........................  6.000         10/01/09                  5,697,869
      3,005 Station Casinos, Inc. ....................  6.000         04/01/12                  2,539,225
      3,795 Station Casinos, Inc. ....................  6.875         03/01/16                  2,329,181
      1,085 Station Casinos, Inc. ....................  7.750         08/15/16                    908,687
                                                                                            -------------
                                                                                               36,401,362
                                                                                            -------------

            HEALTH CARE   11.8%
      2,885 Community Health Systems, Inc.              8.875         07/15/15                  2,989,581
      3,745 DaVita, Inc. .............................  6.625         03/15/13                  3,660,737
      4,345 Fisher Scientific International, Inc......  6.125         07/01/15                  4,270,596
      4,050 FMC Finance III SA (Luxembourg)...........  6.875         07/15/17                  4,029,750
      9,830 Fresenius Medical Care Capital
               Trust IV  .............................  7.875         06/15/11                 10,272,350
      2,545 HCA, Inc. ................................  5.750         03/15/14                  2,195,063
      3,810 HCA, Inc. ................................  6.250         02/15/13                  3,448,050
      4,795 HCA, Inc. ................................  6.500         02/15/16                  4,189,631
        358 HCA, Inc. ................................  8.750         09/01/10                    367,845
        545 HCA, Inc. ................................  9.125         11/15/14                    570,888
        680 Invacare Corp. ...........................  9.750         02/15/15                    683,400
      1,790 LVB Acquisition Merger Sub,
               Inc. (a)(b) ........................... 10.375         10/15/17                  1,915,300
      1,730 Medco Health Solutions, Inc. .............  7.125         03/15/18                  1,792,576
      2,655 National Mentor Holdings, Inc............. 11.250         07/01/14                  2,774,475
      3,885 Omnicare, Inc. ...........................  6.750         12/15/13                  3,661,613
        750 Omnicare, Inc. ...........................  6.875         12/15/15                    699,375
      2,215 Sun Healthcare Group, Inc. ...............  9.125         04/15/15                  2,248,225
      5,500 Tenet Healthcare Corp. ...................  7.375         02/01/13                  5,156,250
      1,710 Tenet Healthcare Corp. ...................  9.875         07/01/14                  1,718,550
      2,699 Warner Chilcott Corp. ....................  8.750         02/01/15                  2,779,970
                                                                                            -------------
                                                                                               59,424,225
                                                                                            -------------
            HOUSING 2.3%
      1,435 Interface, Inc. .......................... 10.375         02/01/10                  1,513,925
      3,365 Interface, Inc., Ser B ...................  9.500         02/01/14                  3,533,250
      5,130 Nortek, Inc. .............................  8.500         09/01/14                  3,616,650
        445 Pulte Homes, Inc. ........................  6.375         05/15/33                    360,450
      3,565 Realogy Corp. ............................ 10.500         04/15/14                  2,691,575
                                                                                            -------------
                                                                                               11,715,850
                                                                                            -------------
            INDEPENDENT ENERGY   0.1%
        625 Gaz Capital SA (Luxembourg) (b)...........  6.510         03/07/22                    590,688
                                                                                            -------------
            INFORMATION TECHNOLOGY   3.9%
      1,505 First Data Corp. (b)......................  9.875         09/24/15                  1,363,906
      4,880 Freescale Semiconductor, Inc. ............  8.875         12/15/14                  4,343,200
        525 Iron Mountain, Inc. ......................  6.625         01/01/16                    509,250
      2,050 Iron Mountain, Inc. ......................  7.750         01/15/15                  2,101,250
      3,070 Iron Mountain, Inc. ......................  8.625         04/01/13                  3,131,400
      2,670 KLA Instruments Corp. ....................  6.900         05/01/18                  2,614,640
      3,540 Sungard Data Systems, Inc. ...............  9.125         08/15/13                  3,663,900
      2,275 Vangent, Inc. ............................  9.625         02/15/15                  1,982,094
                                                                                            -------------
                                                                                               19,709,640
                                                                                            -------------

            MANUFACTURING   2.5%
      1,295 Baldor Electric Co. ......................  8.625         02/15/17                  1,327,375
EUR   1,959 JohnsonDiversey, Inc. ....................  9.625         05/15/12                  3,017,236
      3,463 JohnsonDiversey, Inc., Ser B .............  9.625         05/15/12                  3,549,575
      3,235 Propex Fabrics, Inc. (g) ................. 10.000         12/01/12                     48,525
      4,660 RBS Global, Inc. & Rexnord Corp...........  9.500         08/01/14                  4,694,950
                                                                                            -------------
                                                                                               12,637,661
                                                                                            -------------
            METALS 2.2%
      1,650 Evraz Group SA (Luxembourg) (b)...........  9.500         04/24/18                  1,693,230
      1,340 Foundation PA Coal Co. ...................  7.250         08/01/14                  1,380,200
      2,640 Freeport McMoRan Cooper &
               Gold, Inc.  ...........................  8.375         04/01/17                  2,842,462
      5,690 Novelis, Inc. (Canada) ...................  7.250         02/15/15                  5,377,050
                                                                                            -------------
                                                                                               11,292,942
                                                                                            -------------
           RETAIL 1.5%
      3,350 Brown Shoe Co., Inc. .....................  8.750         05/01/12                  3,333,250
      4,020 Phillips-Van Heusen Corp. ................  7.250         02/15/11                  4,080,300
                                                                                            -------------
                                                                                                7,413,550
                                                                                            -------------
            SERVICES 0.5%
      1,750 Aramark Services, Inc. ...................  5.000         06/01/12                  1,566,250
        250 Aramark Services, Inc. (c)................  6.372         02/01/15                    241,250
        790 Aramark Services, Inc. ...................  8.500         02/01/15                    812,712
                                                                                            -------------
                                                                                                2,620,212
                                                                                            -------------
            TELECOMMUNICATIONS   4.4%
      1,885 Axtel SA (Mexico) ........................ 11.000         12/15/13                  2,045,225
      1,535 Citizens Communications Co. ..............  6.250         01/15/13                  1,450,575
      6,030 Exodus Communications,
               Inc. (g)(h)(i) ........................ 11.250         07/01/08                          0
EUR   4,000 Exodus Communications, Inc.
               (g)(h)(i) ............................. 11.375         07/15/08                          0
        770 Exodus Communications,
               Inc. (g)(h)(i)......................... 11.625         07/15/10                          0
      8,250 GST Network Funding,
               Inc. (g)(h)(i) ........................ 10.500         05/01/08                        825
      1,320 Nordic Telephone Co. Holdings
               (Denmark) (b) .........................  8.875         05/01/16                  1,306,800
      4,000 Park N View, Inc., Ser B (g)(h)(i)........ 13.000         05/15/08                          0
      2,179 Qwest Communications
               International, Inc. (c) ...............  6.175         02/15/09                  2,168,105
        990 Qwest Corp. ..............................  5.625         11/15/08                    993,713
      4,605 Sprint Capital Corp. .....................  6.900         05/01/19                  3,921,323
      4,325 Sprint Nextel Corp. ......................  6.000         12/01/16                  3,573,739


EUR   1,100 TDC A S (Denmark) ........................  6.500         04/19/12                  1,669,397
      3,340 Wind Acquisition Finance SA
               (Luxembourg) (b) ...................... 10.750         12/01/15                  3,590,500
      1,410 Windstream Corp. .........................  8.125         08/01/13                  1,448,775
                                                                                            -------------
                                                                                               22,168,977
                                                                                            -------------
            TRANSPORTATION   7.6%
      5,050 ArvinMeritor, Inc. .......................  8.750         03/01/12                  4,747,000
      6,870 CHC Helicopter Corp. (Canada) ............  7.375         05/01/14                  6,990,225
      8,460 Ford Motor Credit Co. ....................  7.000         10/01/13                  7,121,966
      7,670 Ford Motor Credit Co. ....................  7.250         10/25/11                  6,854,932
      7,420 General Motors Acceptance Corp............  6.875         09/15/11                  6,260,091
      2,720 General Motors Corp. .....................  8.375         07/15/33                  1,876,800
      2,955 Penske Automotive Group, Inc. ............  7.750         12/15/16                  2,762,925
      1,790 Sonic Automotive, Inc., Ser B ............  8.625         08/15/13                  1,745,250
                                                                                            -------------
                                                                                               38,359,189
                                                                                            -------------
            UTILITY 9.0%
        925 AES Corp. ................................  7.750         03/01/14                    929,625
      5,000 AES Corp. (b).............................  8.000         06/01/20                  4,937,500
        528 AES Corp. ................................  8.875         02/15/11                    555,720
        740 AES Corp. ................................  9.375         09/15/10                    788,100
      3,150 Dynegy Holdings, Inc. ....................  7.750         06/01/19                  3,000,375
      1,420 Equitable Resources, Inc. ................  6.500         04/01/18                  1,412,515
      3,380 Intergen NV (Netherlands) (b).............  9.000         06/30/17                  3,565,900
      1,355 IPALCO Enterprises, Inc. .................  8.625         11/14/11                  1,466,787
      2,675 Israel Electric Corp., Ltd.
               (Israel) (b) ..........................  7.250         01/15/19                  2,699,902
      3,000 NRG Energy, Inc. .........................  7.375         01/15/17                  2,940,000
      5,119 Ormat Funding Corp. ......................  8.250         12/30/20                  5,132,015
      2,945 Reliant Energy, Inc. .....................  7.875         06/15/17                  2,974,450
        190 Sierra Pacific Power Co., Ser H...........  6.250         04/15/12                    194,822
      7,650 Texas Competitive Electric
               Holdings Co. LLC (b) .................. 10.250         11/01/15                  7,850,813
      6,210 Williams Cos., Inc. ......................  7.875         09/01/21                  6,799,950
                                                                                            -------------
                                                                                               45,248,474
                                                                                            -------------
            WIRELESS COMMUNICATIONS   1.7%
      3,090 American Tower Corp. .....................  7.125         10/15/12                  3,151,800
      3,085 American Tower Corp. .....................  7.500         05/01/12                  3,154,412
      2,185 VIP Finance Ireland, Ltd., Class B
               (Ireland) (b) .........................  9.125         04/30/18                  2,259,845
                                                                                            -------------
                                                                                                8,566,057
                                                                                            -------------

            TOTAL CORPORATE BONDS    ....................................................     474,239,920
                                                                                            -------------

            COLLATERALIZED MORTGAGE OBLIGATIONS   0.8%
      1,588 American Home Mortgage
               Assets (c) ............................  2.692         06/25/47                    731,523
      1,495 American Home Mortgage
               Assets (c) ............................  2.702         10/25/46                    674,577
      1,697 Countrywide Alternative Loan
               Trust (c) .............................  2.758         03/20/47                    776,243
      1,668 Countrywide Alternative Loan
               Trust (c) .............................  2.912         10/25/46                    116,760
      1,118 Countrywide Alternative Loan
               Trust (c) .............................  2.992         11/20/35                    190,040
      1,300 Countrywide Alternative Loan
               Trust (c) .............................  3.212         01/25/36                     91,000
      1,000 Greenpoint Mortgage Funding
               Trust (c) .............................  2.802         09/25/46                    167,062
      1,375 Harborview Mortgage Loan
               Trust (c) .............................  3.001         08/21/36                    192,500
      1,772 Harborview Mortgage Loan
               Trust (c) .............................  3.197         01/19/36                    283,494
      2,061 Luminent Mortgage Trust (c)...............  2.752         07/25/36                    265,231
        919 Residential Accredit Loans, Inc. (c)......  3.142         01/25/46                     91,943
      1,075 Structured Asset Mortgage
               Investments, Inc. (c) .................  2.762         08/25/36                    263,807
                                                                                            -------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...................................       3,844,180
                                                                                            -------------
            FOREIGN GOVERNMENT OBLIGATIONS   0.5%
MXN  24,425 Mexican Fixed Rate Bond (Mexico) .........   9.500        12/18/14                  2,538,191
                                                                                            -------------
            FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS   0.3%
      1,493 Nortel Networks Corp. (Canada) ...........  4.250         09/01/08                  1,494,866
                                                                                            -------------
  CONVERTIBLE PREFERRED STOCKS   0.1%
  Federal National Mortgage Association (13,275 Preferred Shares) .......................         662,091
                                                                                            -------------
  EQUITIES   0.0%
  DecisionOne Corp. (19,895 Common Shares) (i)(j)........................................               0
  HF Holdings, Inc. (36,820 Common Stock Warrants, expiring 09/27/09) (i)(j).............               0
  Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (i)(j)...................               0
  Jazztel, PLC (5,000 Common Stock Warrants, expiring 07/15/10)
      (United Kingdom) (b)(i)(j).........................................................               0

  OpTel, Inc. (3,275 Common Shares) (b)(i)(j)........................................                   0
  Park N View, Inc. (4,000 Common Stock Warrants, expiring 05/15/18) (b)(i)(j).......                   0
  Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring 12/02/08)
     (i)(j)..........................................................................                   0
  Ventelo, Inc. (73,021 Common Shares) (United Kingdom) (b)(i)(j)....................                   0
  Viatel Holding Bermuda, Ltd. (26 Common Shares) (Bermuda) (j)......................                 273
  VS Holdings, Inc. (946,962 Common Shares) (i)(j)...................................                   0
  XO Holdings, Inc. (3,469 Common Shares) (j)........................................               2,012
  XO Holdings, Inc., Ser A (6,941 Common Stock Warrants, expiring 01/16/10) (j)......                 174
  XO Holdings, Inc., Ser B (5,205 Common Stock Warrants, expiring 01/16/10) (j)......                 104
  XO Holdings, Inc., Ser C (5,205 Common Stock Warrants, expiring 01/16/10) (j)......                 156
                                                                                            -------------

  TOTAL EQUITIES   0.0% .............................................................               2,719
                                                                                            -------------

  TOTAL LONG-TERM INVESTMENTS   95.7%
    (Cost $549,599,802)..............................................................         482,781,967
                                                                                            -------------

  SHORT-TERM INVESTMENTS  4.4%
  REPURCHASE AGREEMENTS  2.8%
  Banc of America Securities ($4,261,529 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of 2.28%,
    dated 05/30/08, to be sold on 06/02/08 at $4,262,338) ...........................           4,261,529
  Citigroup Global Markets, Inc. ($4,261,529 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of 2.25%,
    dated 05/30/08, to be sold on 06/02/08 at $4,262,328)  ..........................           4,261,529
  JPMorgan Chase & Co. ($1,278,458 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.20%, dated 05/30/08,
    to be sold on 06/02/08 at $1,278,693)  ..........................................           1,278,458
  State Street Bank & Trust Co. ($4,476,484 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of 1.88%,
    dated 05/30/08, to be sold on 06/02/08 at $4,477,186)  ..........................           4,476,484
                                                                                            -------------
  TOTAL REPURCHASE AGREEMENTS   .....................................................          14,278,000
                                                                                            -------------



  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   1.6%
  United States Treasury Bill ($7,955,000 par, yielding 1.576%, 10/09/08
     maturity)  (k) .................................................................           7,910,674
                                                                                            -------------

  TOTAL SHORT-TERM INVESTMENTS
    (Cost $22,188,674)...............................................................          22,188,674
                                                                                            -------------
  TOTAL INVESTMENTS  100.1%
    (Cost $571,788,476)..............................................................         504,970,641

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)......................................            (491,175)
                                                                                            -------------
  NET ASSETS 100.0%..................................................................       $ 504,479,466
                                                                                            =============

Percentages are calculated as a percentage of net assets.
(a) Payment-in-kind security.
(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c) Floating Rate Coupon
(d) Security purchased on a when-issued or delayed delivery basis.
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(f) Variable Rate Coupon
(g) Non-income producing as security is in default.
(h) This borrower has filed for protection in federal bankruptcy court.
(i) Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(j) Non-income producing security as this stock currently does not declare income dividends.
(k) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

Currency Abbreviations:
EUR -- Euro
MXN -- Mexican Peso




SWAP AGREEMENTS OUTSTANDING AS OF MAY 31, 2008:
CREDIT DEFAULT SWAPS

                                                               PAY/
                                                              RECEIVE                  NOTIONAL
                                                   BUY/SELL    FIXED    EXPIRATION      AMOUNT         UPFRONT
COUNTERPARTY           REFERENCE ENTITY           PROTECTION   RATE        DATE         (000)          PAYMENTS        VALUE
Bank of                Goodrich
   America, N.A.         Corp. .................      Buy      0.700%     03/20/13     $ 2,005             0       $    (28,922)
Bank of                Textron Financial
   America, N.A.         Corp. .................      Buy      0.800      03/20/18       2,295             0              3,968
Bank of                Goodrich
   America, N.A.         Corp. .................      Buy      0.820      03/20/18       1,370             0            (35,657)
Bank of                Nordstrom, Inc. .........      Buy      1.030      03/20/18       2,000             0              3,731
   America, N.A.
Bank of                Sealed Air
   America, N.A.         Corp. .................      Buy      1.080      03/20/18         885             0             13,877
Bank of                Sealed Air
   America, N.A.         Corp. .................      Buy      1.120      03/20/18       1,300             0             16,446
Bank of                Pactiv
   America, N.A.         Corp. .................      Buy      1.375      03/20/13       4,175             0           (117,363)
Bank of                Carnival
   America, N.A.         Corp. .................      Buy      1.570      03/20/18       2,820             0           (109,748)

Bank of
   America, N.A.       Toll Brothers, Inc. .....      Buy      2.250      03/20/18     1,225               0             (13,133)
Bank of
   America, N.A.       Toll Brothers, Inc. .....      Buy      2.900      03/20/13     2,455               0             (48,812)
Citibank, N.A.,        Eaton
   New York              Corp. .................      Buy      0.620      03/20/13     2,250               0                (513)
Citibank, N.A.,        Eaton
   New York              Corp. .................      Buy      0.720      03/20/13     1,800               0              (8,611)
Citibank, N.A.,        Eaton
   New York              Corp. .................      Buy      0.820      03/20/18     3,745               0             (22,755)
Citibank, N.A.,        MGIC Investment
   New York              Corp. .................      Buy      7.900      03/20/13     1,850               0            (253,214)
Credit Suisse
   International       ABX HE AAA 06-1..........      Buy      0.180      07/25/45     3,010         451,246             184,015
Credit Suisse
   International       ABX HE AAA 06-1..........      Buy      0.180      07/25/45     3,010         481,329             184,015
Credit Suisse          Arrow Electronics,
   International         Inc. ..................      Buy      1.000      03/20/15     3,080               0             (53,152)
Credit Suisse          Arrow Electronics,
   International         Inc. ..................      Buy      1.110      03/20/13     3,835               0             (79,847)
Credit Suisse
   International       Nordstrom, Inc. .........      Buy      1.040      03/20/13     4,730               0             (23,801)
Credit Suisse
   International       Nordstrom, Inc. .........      Buy      1.050      03/20/13     2,455               0             (13,461)
Credit Suisse          Pactiv
   International         Corp. .................      Buy      1.350      03/20/13     4,175               0            (112,608)
Credit Suisse          The PMI Group,
   International         Inc. ..................      Buy      8.100      03/20/13     1,680               0            (202,984)
Deutsche Bank          Washington
   AG                    Mutual, Inc. ..........      Buy      5.000      06/20/13     2,490               0            (196,827)
Goldman Sachs          Goodrich
   International         Corp. .................      Buy      0.470      03/20/18     1,370               0               2,986
Goldman Sachs
   International       Trane, Inc. .............      Buy      0.500      03/20/13       870               0                (908)
Goldman Sachs          Coca-Cola
   International         Enterprises,
                         Inc. ..................      Buy      0.588      03/20/13     4,920               0             (55,605)
Goldman Sachs
   International       Trane, Inc. .............      Buy      0.600      03/20/18       330               0                 895
Goldman Sachs          Eaton
   International         Corp. .................      Buy      0.970      03/20/18     1,650               0             (30,208)
Goldman Sachs          Textron Financial
   International         Corp. .................      Buy      1.050      03/20/13     3,975               0             (27,610)

Goldman Sachs
   International       Nordstrom, Inc. .........      Buy      1.050      06/20/13      2,400              0             (10,183)
Goldman Sachs          Sealed Air
   International         Corp. .................      Buy      1.080      03/20/18      1,710              0              26,814
Goldman Sachs          Sealed Air
   International         Corp. .................      Buy      1.240      03/20/18        835              0               2,973
Goldman Sachs          Firstenergy
   International         Corp. .................      Buy      1.250      03/20/13      4,595              0            (116,006)
Goldman Sachs          Carnival
   International         Corp. .................      Buy      1.600      03/20/18        220              0              (6,162)
Goldman Sachs          Avalonbay
   International         Communities,
                         Inc. ..................      Buy      2.200      06/20/13      4,320              0            (208,173)
Goldman Sachs          Simon Property
   International         Group, L.P. ...........      Buy      2.320      03/20/18      3,015              0            (359,245)
Goldman Sachs          Simon Property
   International         Group, L.P. ...........      Buy      2.370      03/20/18      3,770              0            (463,428)
Goldman Sachs          Merrill Lynch &
   International         Co., Inc...............      Buy      2.450      03/20/13      2,555              0             (81,239)
Goldman Sachs
   International       Prologis ................      Buy      2.970      06/20/13      2,715              0            (174,893)
Goldman Sachs          Avalonbay
   International         Communities,
                         Inc. ..................      Buy      3.050      03/20/13      4,725              0            (416,647)
Goldman Sachs
   International       Prologis ................      Buy      3.330      03/20/13      2,070              0            (170,092)
Goldman Sachs          CDX NA IG HVOL
   International         9 .....................      Sell     1.400      12/20/12      2,860       (247,427)           (125,792)
Goldman Sachs          Qwest Capital
   International         Funding, Inc. .........      Sell     3.250      12/20/12        840              0             (23,662)
JP Morgan              The Pepsi
   Chase Bank,           Bottling Group,
   N.A.                  Inc. ..................      Buy      0.580      03/20/13      1,250              0             (11,501)
JP Morgan
   Chase Bank,         Eaton
   N.A.                  Corp. .................      Buy      0.600      03/20/13        785              0                 536
JP Morgan              The Pepsi
   Chase Bank,           Bottling Group,
   N.A.                  Inc. ..................      Buy      0.630      03/20/13      1,660              0             (19,465)
JP Morgan
   Chase Bank,
   N.A.                Nordstrom, Inc. .........      Buy      1.070      03/20/18      1,535              0              (1,869)
JP Morgan
   Chase Bank,
   N.A.                Nordstrom, Inc. .........      Buy      1.150      03/20/18      1,535              0             (11,334)

JP Morgan
   Chase Bank,         Merrill Lynch &
   N.A.                  Co., Inc. ............      Buy        2.300     03/20/13      2,450              0             (61,857)
JP Morgan
   Chase Bank,
   N.A.                SLM Corp. ..............      Sell       4.950     03/20/13      1,380              0              99,307
Lehman
   Brothers
   Special             Goodrich
   Financing, Inc.       Corp. ................      Buy        0.450     03/20/18      1,595              0               6,034
Lehman
   Brothers
   Special             Goodrich
   Financing, Inc.       Corp. ................      Buy        0.460     03/20/18      1,145              0               3,414
Lehman
   Brothers
   Special             Coca-Cola
   Financing, Inc.       Enterprises, Inc. ....      Buy        0.640     03/20/13      4,310              0             (59,494)
Lehman
   Brothers            Arrow
   Special               Electronics,
   Financing, Inc.       Inc. .................      Buy        1.040     03/20/18        500              0             (10,501)
Lehman
   Brothers            Arrow
   Special                Electronics,
   Financing, Inc.        Inc. ................      Buy        1.400     03/20/13      7,050              0            (240,348)
Lehman
   Brothers
   Special
   Financing, Inc.     Metlife, Inc. ..........      Buy        2.150     03/20/13      2,735              0            (160,776)
Lehman
   Brothers
   Special             Dow Jones CDX
   Financing, Inc.       NA HY 9 ..............      Sell       3.750     12/20/12     16,731     (1,077,058)         (1,093,762)
Merrill Lynch          The Walt Disney
   International         Co. ..................      Buy        0.600     03/20/13      4,435              0             (50,991)
Merrill Lynch          The Walt Disney
   International         Co. ..................      Buy        0.770     03/20/13      7,050              0            (136,404)
Merrill Lynch          Eaton
   International         Corp. ................      Buy        0.920     03/20/18      1,640              0             (23,483)
Merrill Lynch          Carnival
   International         Corp. ................      Buy        1.500     03/20/18      2,770              0             (65,105)
Merrill Lynch          Carnival
   International         Corp. ................      Buy        1.570     03/20/18      2,325              0             (90,281)

Merrill Lynch          Carnival
   International         Corp. ................      Buy        1.600     03/20/18     1,535               0            (42,993)
Merrill Lynch          CDX NA IG HVOL
   International         9 ....................      Sell       1.400     12/20/12      2,845       (300,501)          (125,132)
Merrill Lynch
International          SLM Corp. ..............      Sell       5.000     03/20/13      1,380              0            102,082
UBS AG                 Trane, Inc. ............      Buy        0.500     03/20/13      2,695              0             (2,814)
UBS AG                 Trane, Inc. ............      Buy        0.600     03/20/18      2,830              0              7,676
UBS AG                 Textron Financial
                         Corp. ................      Buy        1.000     03/20/13      2,300              0            (11,334)
UBS AG                 Textron Financial
                         Corp. ................      Buy        1.060     03/20/13      3,940              0            (73,920)
UBS AG                 Textron Financial
                         Corp. ................      Buy        1.010     03/20/13      1,650              0             (8,264)
UBS AG                 Martin Marietta
                         Materials, Inc. ......      Buy        1.730     03/20/18      1,125              0            (40,858)
UBS AG                 Martin Marietta
                         Materials, Inc. ......      Buy        1.780     03/20/13      1,125              0            (19,925)
UBS AG                 Toll Brothers, Inc. ....      Buy        2.900     03/20/13      3,790              0            (75,368)
UBS AG                 CDX NA HY 10 ............     Sell       5.000     06/20/13      8,000       (260,000)          (144,889)
                                                                                                  ----------       ------------
TOTAL CREDIT DEFAULT SWAPS  .................................................................     $ (952,411)      $ (5,515,160)
                                                                                                  ==========       ============


INTEREST RATE SWAPS


                                                PAY/
                                               RECEIVE                                   NOTIONAL
                                               FLOATING     FIXED       EXPIRATION        AMOUNT
COUNTERPARTY          FLOATING RATE INDEX       RATE        RATE           DATE            (000)            VALUE
CBank of
   America, N.A.       USD-LIBOR BBA ....      Receive      5.380%       04/15/23       $   10,250      $     70,930
Bank of
   America, N.A.       USD-LIBOR BBA ....      Receive      5.470        04/14/23           12,000            53,760
Bank of
   America, N.A.       USD-LIBOR BBA ....      Receive      5.958        02/22/23           41,195          (367,459)
Bank of
   America, N.A.       USD-LIBOR BBA ....      Receive      6.040        03/07/23           42,295          (468,206)
Bank of
   America, N.A.       USD-LIBOR BBA ....      Pay          4.983        04/15/18            8,805           (92,452)
Bank of
   America, N.A.       USD-LIBOR BBA ....      Pay          5.070        04/14/18            9,360           (69,264)
Bank of
   America, N.A.       USD-LIBOR BBA ....      Pay          5.550        02/22/18           31,500           322,875
Bank of
   America, N.A.       USD-LIBOR BBA ....      Pay          5.638        03/07/18           32,900           433,622
Deutsche Bank
   AG New York         USD-LIBOR BBA ....      Pay          5.031        10/25/17           82,200         2,528,483

JP Morgan
   Chase Bank,
   N.A.                USD-LIBOR BBA ....      Receive      3.966        03/25/18            6,800           366,434
JP Morgan
   Chase Bank,
   N.A.                USD-LIBOR BBA ....      Receive      3.966        03/25/18           10,200           549,650
JP Morgan
   Chase Bank,
   N.A.                USD-LIBOR BBA ....      Pay          5.361        08/24/17           13,500           924,606
JP Morgan
   Chase Bank,
   N.A.                USD-LIBOR BBA ....      Pay          5.428        08/20/17           37,000         2,731,731
Merrill Lynch
   Capital
   Services, Inc       USD-LIBOR BBA ....      Pay          5.000        04/15/18           11,745          (116,041)
Merrill Lynch
   Capital
   Services, Inc.      USD-LIBOR BBA ....      Receive      5.395        04/16/23           14,400            93,744
                                                                                                       -------------
TOTAL INTEREST RATE SWAPS    .....................................................................         6,962,413
                                                                                                       -------------
TOTAL SWAP AGREEMENTS   ..........................................................................     $   1,447,253
                                                                                                       =============

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2008:


                                                                                    UNREALIZED
                                                                                   APPRECIATION/
                                                                   CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $113,953 per contract) ................           14         $     (16,656)
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $211,688 per contract) ................          199              (328,177)
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2008
   (Current Notional Value of $112,406 per
   contract) ...............................................          924             1,372,586
U.S. Treasury Notes 5-Year Futures, September 2008
   (Current Notional Value of $109,938 per
   contract) ...............................................           17                19,149
U.S. Treasury Bond Futures, September 2008 (Current
   Notional Value of $113,500 per contract) ................          116               226,080
                                                                  -------         -------------
TOTAL FUTURES CONTRACTS   ..................................        1,270         $   1,272,982
                                                                  =======         =============

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF MAY 31, 2008:

                                                                                UNREALIZED
                                                                               APPRECIATION/
                                      IN EXCHANGE FOR      CURRENT VALUE       DEPRECIATION
SHORT CONTRACTS:
Euro Currency
   6,430,000 expiring 07/31/08.....         US $            $   9,973,007        $  44,290
                                                                                 =========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By: /s/ Jerry W. Miller
    -------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jerry W. Miller
    -------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By: /s/ Stuart N. Schuldt
    -------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008